Credit Facilities (Future Principal Payments of Outstanding Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
2021	$ 1,321
2022	4,062
2023	10,880
2024	179,266
2025	155,639
Thereafter	878,042
Mortgage notes payable, net	1,229,210
Credit Facilities
Debt Instrument [Line Items]
2021	130
2022	2,820
2023	4,497
2024	178,171
2025	154,497
Thereafter	338,734
Mortgage notes payable, net	678,849
Mortgage Notes Payable
Debt Instrument [Line Items]
2021	1,191
2022	1,242
2023	6,383
2024	1,095
2025	1,142
Thereafter	539,308
Mortgage notes payable, net	$ 550,361	$ 537,533